Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Schedule II Valuation and Qualifying Accounts

Schedule II

Valuation and Qualifying Accounts

(in thousands)

	Balance at beginning of period	Additions		Deductions		Balance at end of period
		Changes in allowances, charges to expenses and changes to other accounts
Year ended December 31, 2013:
Provision for doubtful accounts	$1,743	164	(1)	(149	)(3)	$1,758
Provision for billing adjustments	$1,174	(376	)(1)	(294	)(3)	$504
Provision for merchant losses	$994	2,211	(1)	(2,083	)(3)	$1,122
Transaction processing provisions — processing errors	$1,724	7,458	(2)	(6,773	)(3)	$2,409
Provision for cardholder losses	$—	19,737	(4),(5)	(13,953	)(3)	$5,784
Deferred tax valuation allowance	$12,976	2,298	(6)	(583	)(7)	$14,691
Year ended December 31, 2014:
Provision for doubtful accounts	$1,758	640	(1)	(824	)(3)	$3,222
Provision for billing adjustments	$504	497	(1)	(135	)(3)	$866
Provision for merchant losses	$1,122	1,686	(1)	(1,690	)(3)	$1,118
Transaction processing provisions — processing errors	$2,409	9,468	(2)	(7,247	)(3)	$4,630
Provision for cardholder losses	$5,784	38,381	(5)	(37,853	)(3)	$6,312
Deferred tax valuation allowance	$14,691	5,534	(6)	(1,262	)(7)	$18,963
Year ended December 31, 2015:
Provision for doubtful accounts	$3,222	(58	)(1)	(1,407	)(3)	$1,757
Provision for billing adjustments	$866	(114	)(1)	174	(3)	$926
Provision for merchant losses	$1,118	4,667	(1)	(4,419	)(3)	$1,366
Transaction processing provisions — processing errors	$4,630	6,976	(2)	(5,149	)(3)	$6,457
Provision for cardholder losses	$6,312	41,264	(5)	(38,185	)(3)	$9,391
Deferred tax valuation allowance	$18,963	541	(6)	(1,058	)(7)	$18,446

(1)	Amount reflected includes charges to (recoveries of) bad debt expense which are classified in selling, general and administrative expenses and the charges for billing adjustment which are recorded against revenues.
(2)	Amount reflected is the change in transaction processing provisions reflected in cost of services expenses.
(3)	Accounts deemed to be uncollectible and written off during the year as it relates to bad debts. Amounts that relate to billing adjustments and transaction processing provisions reflect actual billing adjustments and processing errors charged against the allowances. Amounts that related to cardholder losses reflect write-offs against the provision for cardholder losses.
(4)	Includes $7.8 million of cardholder losses on July 1, 2013 related to the acquisition of NetSpend.
(5)	Amount represents the charges in the provision for cardholder losses reflected in cost of services expenses.
(6)	Amount represents an increase in the amount of deferred tax assets, which more likely than not, will not be realized.
(7)	Amount represents a decrease in the amount of deferred tax assets, which more likely than not, will not be realized.